UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Steven I. Koszalka

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Short-Term Bond Fund of America®
Investment portfolio
May 31, 2018
unaudited
Bonds, notes & other debt instruments 90.70% U.S. Treasury bonds & notes 38.43% U.S. Treasury 28.97%	Principal amount (000)	Value (000)
U.S. Treasury 0.75% 2018	$5,860	$5,843
U.S. Treasury 1.00% 2019	7,400	7,265
U.S. Treasury 1.25% 2019	29,805	29,411
U.S. Treasury 1.375% 2019	200,000	197,452
U.S. Treasury 1.875% 2019	26,000	25,797
U.S. Treasury 1.125% 2020	11,000	10,748
U.S. Treasury 1.375% 2020	170,000	165,770
U.S. Treasury 1.50% 2020	29,470	28,863
U.S. Treasury 1.50% 2020	9,751	9,588
U.S. Treasury 2.25% 2020	33,000	32,917
U.S. Treasury 2.375% 2020	350,000	349,695
U.S. Treasury 1.375% 2021	10,780	10,463
U.S. Treasury 1.75% 2021	25,000	24,282
U.S. Treasury 2.00% 2021	29,620	29,234
U.S. Treasury 2.375% 2021	193,830	192,948
U.S. Treasury 2.375% 2021	163,360	162,662
U.S. Treasury 2.625% 2021	31,000	31,070
U.S. Treasury 1.75% 2022	100	97
U.S. Treasury 1.875% 2022	89,480	86,694
U.S. Treasury 1.875% 2022	30,230	29,334
U.S. Treasury 1.875% 2022	7,000	6,802
U.S. Treasury 2.125% 2022	2,392	2,338
U.S. Treasury 2.50% 2023	41,121	40,824
U.S. Treasury 2.625% 2023	20,000	19,977
U.S. Treasury 2.75% 2023	159,995	160,621
U.S. Treasury 2.00% 2024	12,000	11,506
U.S. Treasury 2.875% 2025[1]	12,000	12,083
U.S. Treasury 2.75% 2028[2]	60,000	59,442
		1,743,726
U.S. Treasury inflation-protected securities 9.46%
U.S. Treasury Inflation-Protected Security 0.125% 2020[1,3]	53,279	52,838
U.S. Treasury Inflation-Protected Security 0.125% 2022[1,3]	121,102	118,797
U.S. Treasury Inflation-Protected Security 0.625% 2023[1,3]	27,124	27,117
U.S. Treasury Inflation-Protected Security 0.125% 2024[1,3]	108,350	105,238
U.S. Treasury Inflation-Protected Security 0.25% 2025[1,3]	54,995	53,458
U.S. Treasury Inflation-Protected Security 0.375% 2025[1,3]	10,765	10,560
U.S. Treasury Inflation-Protected Security 0.625% 2026[1,2,3]	31,506	31,287
U.S. Treasury Inflation-Protected Security 0.375% 2027[1,3]	33,153	32,149
U.S. Treasury Inflation-Protected Security 0.50% 2028[1,3]	81,473	67,474
U.S. Treasury Inflation-Protected Security 0.875% 2047[1,2,3]	46,518	45,808
U.S. Treasury Inflation-Protected Security 1.00% 2048[1,3]	29,923	24,534
		569,260
Total U.S. Treasury bonds & notes		2,312,986
Short-Term Bond Fund of America — Page 1 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes 18.84% Financials 7.77%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$7,405	$7,294
ACE INA Holdings Inc. 2.875% 2022	1,275	1,256
ACE INA Holdings Inc. 3.35% 2026	1,275	1,245
Bank of New York Mellon Corp. (3-month USD-LIBOR + 0.56%) 2.918% 2018[4]	20,000	20,024
Bank of Nova Scotia 1.65% 2019	6,750	6,678
Berkshire Hathaway Finance Corp. 1.15% 2018	3,545	3,537
Berkshire Hathaway Finance Corp. 1.30% 2019	11,685	11,529
Berkshire Hathaway Finance Corp. 1.70% 2019	10,000	9,949
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.894% 2019[1,4,5,6,7]	668	668
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.894% 2019[1,4,5,6,7]	83	83
Citigroup Inc. 2.85% 2021	14,700	14,560
Commonwealth Bank of Australia 2.25% 2020[7]	7,500	7,403
Commonwealth Bank of Australia (3-month USD-LIBOR + 0.70%) 2.771% 2022[4,7]	5,000	5,034
DNB ASA 2.125% 2020[7]	5,235	5,094
Goldman Sachs Group, Inc. 1.95% 2019	10,300	10,213
Goldman Sachs Group, Inc. 2.30% 2019	5,000	4,958
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 3.720% 2021[4]	10,395	10,651
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.11%) 3.472% 2022[4]	1,855	1,877
Goldman Sachs Group, Inc. 3.20% 2023	1,000	980
HSBC Holdings PLC 2.65% 2022	15,000	14,560
HSBC Holdings PLC 3.326% 2024[4]	20,000	19,943
Metropolitan Life Global Funding I 1.75% 2018[7]	14,560	14,501
Metropolitan Life Global Funding I 2.30% 2019[7]	6,745	6,728
Morgan Stanley 2.45% 2019	9,250	9,234
Morgan Stanley 3.125% 2023	1,000	978
National Australia Bank 2.40% 2019[7]	3,950	3,926
National Australia Bank Ltd. 1.375% 2019	4,200	4,139
New York Life Global Funding 1.95% 2020[7]	20,000	19,565
New York Life Global Funding 1.95% 2020[7]	3,645	3,591
New York Life Global Funding 2.00% 2020[7]	20,000	19,716
New York Life Global Funding 1.70% 2021[7]	5,000	4,781
Nordea Bank AB 1.875% 2018[7]	11,425	11,410
Rabobank Nederland 2.25% 2019	20,000	19,954
Rabobank Nederland 2.50% 2021	6,535	6,425
Rabobank Nederland 2.75% 2022	4,100	4,021
Royal Bank of Canada 2.125% 2020	10,315	10,172
Royal Bank of Canada (3-month USD-LIBOR + 0.73%) 3.088% 2022[4]	10,295	10,398
Skandinaviska Enskilda Banken AB 1.50% 2019	20,000	19,664
Sumitomo Mitsui Banking Corp. 2.514% 2020	14,745	14,608
Svenska Handelsbanken AB 1.50% 2019	20,000	19,680
Svenska Handelsbanken AB 5.125% 2020[7]	1,150	1,192
Swedbank AB 2.375% 2019[7]	1,870	1,866
Swedbank AB 2.20% 2020[7]	10,000	9,868
Swedbank AB 2.80% 2022[7]	6,800	6,689
Toronto-Dominion Bank 1.45% 2018	10,000	9,975
Toronto-Dominion Bank 1.75% 2018	7,000	6,995
Toronto-Dominion Bank 2.55% 2021	17,670	17,471
US Bancorp 2.05% 2020	11,850	11,605
US Bancorp 3.104% 2021	12,500	12,525
Wells Fargo & Co. 1.80% 2018	7,415	7,393
Wells Fargo & Co. 1.75% 2019	15,000	14,864
Wells Fargo & Co. 2.15% 2019	5,930	5,863
		467,333
Short-Term Bond Fund of America — Page 2 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 2.32%	Principal amount (000)	Value (000)
Chevron Corp. 1.561% 2019	$15,000	$14,863
Chevron Corp. 1.686% 2019	30,315	30,134
Chevron Corp. 1.991% 2020	8,845	8,745
Exxon Mobil Corp. 1.708% 2019	10,000	9,952
Exxon Mobil Corp. (3-month USD-LIBOR + 0.15%) 2.275% 2019[4]	31,820	31,857
Royal Dutch Shell PLC 1.375% 2019	11,345	11,175
Royal Dutch Shell PLC 1.75% 2021	6,160	5,938
Schlumberger BV 3.00% 2020[7]	3,645	3,637
Shell International Finance BV 2.125% 2020	5,000	4,943
Statoil ASA 2.25% 2019	18,660	18,557
		139,801
Health care 2.30%
AbbVie Inc. 2.50% 2020	5,910	5,858
AbbVie Inc. 2.30% 2021	9,955	9,711
AstraZeneca PLC 1.75% 2018	10,000	9,963
Bristol-Myers Squibb Co. 1.60% 2019	5,000	4,962
Gilead Sciences, Inc. 1.85% 2019	3,810	3,768
Gilead Sciences, Inc. (3-month USD-LIBOR + 0.22%) 2.422% 2019[4]	14,750	14,768
GlaxoSmithKline PLC 3.375% 2023	1,500	1,504
Johnson & Johnson 1.125% 2019	20,745	20,555
Johnson & Johnson 1.95% 2020	6,420	6,316
Johnson & Johnson 2.25% 2022	11,790	11,531
Novartis Capital Corp. 1.80% 2020	15,000	14,785
Pfizer Inc. 1.20% 2018	15,000	15,000
Pfizer Inc. (3-month USD-LIBOR + 0.30%) 2.425% 2018[4]	10,000	10,002
UnitedHealth Group Inc. 1.70% 2019	10,000	9,946
		138,669
Consumer staples 1.80%
Anheuser-Busch InBev NV 2.65% 2021	16,110	15,967
Coca-Cola Co. 1.375% 2019	35,000	34,591
Philip Morris International Inc. 1.375% 2019	6,000	5,960
Philip Morris International Inc. 1.625% 2019	18,000	17,877
Philip Morris International Inc. 2.00% 2020	9,570	9,438
Philip Morris International Inc. 2.50% 2022	1,250	1,206
Procter & Gamble Co. 1.70% 2021	8,820	8,489
Wal-Mart Stores, Inc. 1.75% 2019	14,830	14,689
		108,217
Information technology 1.68%
Apple Inc. 1.80% 2019	14,815	14,693
Apple Inc. 2.00% 2020	10,370	10,200
Apple Inc. 1.90% 2020	10,300	10,194
Cisco Systems, Inc. 1.40% 2019	21,530	21,200
Microsoft Corp. 1.30% 2018	15,000	14,943
Microsoft Corp. 1.10% 2019	11,355	11,169
Microsoft Corp. 1.85% 2020	10,330	10,214
Microsoft Corp. 2.875% 2024	3,435	3,382
Oracle Corp. 2.50% 2022	5,000	4,897
		100,892
Short-Term Bond Fund of America — Page 3 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 1.57%	Principal amount (000)	Value (000)
Amazon.com, Inc. 2.60% 2019	$5,000	$5,004
Amazon.com, Inc. 1.90% 2020[7]	11,800	11,572
Amazon.com, Inc. 2.40% 2023[7]	7,375	7,109
American Honda Finance Corp. 2.65% 2021	14,705	14,670
Bayerische Motoren Werke AG 3.45% 2023[7]	13,235	13,191
DaimlerChrysler North America Holding Corp. 3.00% 2021[7]	15,000	14,888
Starbucks Corp. 2.20% 2020	460	453
Starbucks Corp. 2.10% 2021	7,640	7,486
Starbucks Corp. 2.70% 2022	2,140	2,106
Toyota Motor Credit Corp. 1.70% 2019	12,000	11,935
Walt Disney Co. 1.65% 2019	6,355	6,331
		94,745
Utilities 0.82%
Duke Energy Carolinas, Inc. 3.05% 2023	11,020	10,966
Mississippi Power Co. (3-month USD_LIBOR + 0.65%) 2.942% 2020[4]	15,000	15,008
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,470	4,398
Public Service Enterprise Group Inc. 1.90% 2021	4,735	4,596
Southern California Edison Co., 2.90% 2021	14,675	14,621
		49,589
Industrials 0.43%
Boeing Co. 1.65% 2020	5,635	5,505
General Dynamics Corp. 2.875% 2020	11,690	11,684
General Dynamics Corp. 3.00% 2021	8,555	8,538
		25,727
Real estate 0.15%
Public Storage 2.37% 2022	2,770	2,664
Scentre Group 2.375% 2019[7]	1,380	1,364
WEA Finance LLC 3.25% 2020[7]	5,185	5,182
		9,210
Total corporate bonds & notes		1,134,183
Asset-backed obligations 13.58%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[1,7]	3,610	3,606
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[1,7]	4,525	4,529
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[1,7]	10,480	10,401
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A, 1.34% 2020[1]	143	143
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 2020[1]	1,391	1,388
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 2020[1]	2,131	2,124
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[1]	11,390	11,393
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[1]	7,020	7,018
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A3, 3.07% 2022[1]	12,000	12,029
Angel Oak Capital Advisors 2013-9A LLC, CLO, Class A1R, (3-month USD-LIBOR + 1.01%) 3.369% 2025[1,4,7]	6,672	6,680
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 2021[1,7]	397	397
BlueMountain CLO 2013-4A Ltd., CLO, Class AR, (3-month USD-LIBOR + 1.01%) 3.358% 2025[1,4,7]	13,405	13,427
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[1]	25,090	24,847
Cabela’s Master Credit Card Trust, Series 2015-2, Class A1, 2.25% 2023[1]	3,540	3,496
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 2020[1]	6,833	6,807
California Republic Auto Receivables Trust, Series 2014-4, Class A4, 1.84% 2020[1]	212	211
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5, 1.60% 2021[1]	9,000	8,992
Short-Term Bond Fund of America — Page 4 of 15

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[1]	$34	$34
CarMaxAuto Owner Trust, Series 2015-1, Class A3, 1.38% 2019[1]	208	208
CarMaxAuto Owner Trust, Series 2015-2, Class A3, 1.37% 2020[1]	3,331	3,322
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 2021[1]	19,691	19,396
Chase Issuance Trust, Series 2016-A2, Class A, 1.37% 2021[1]	14,015	13,845
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.91% 2020[1,7]	61	61
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 3.312% 2026[1,4,7]	4,270	4,275
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.74% 2021[1]	24,850	24,737
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[1]	31,286	30,837
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9, 1.80% 2021[1]	9,440	9,333
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[1]	5,245	5,216
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[1,7]	95	94
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[1,7]	102	102
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 2020[1,7]	3,597	3,586
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 2020[1,7]	7,882	7,860
CPS Auto Receivables Trust, Series 2016-C, Class B, 2.48% 2020[1,7]	190	190
CPS Auto Receivables Trust, Series 2014-B, Class C, 3.23% 2020[1,7]	1,000	1,002
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[1,7]	799	800
CPS Auto Receivables Trust, Series 2014-C, Class C, 3.77% 2020[1,7]	665	669
CPS Auto Receivables Trust, Series 2018-A, Class A, 2.16% 2021[1,7]	2,728	2,719
CPS Auto Receivables Trust, Series 2017-B, Class B, 2.33% 2021[1,7]	8,000	7,952
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[1,7]	6,134	6,129
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[1,7]	729	730
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[1,7]	364	363
Drive Auto Receivables Trust, Series 2017-2, Class A3, 1.82% 2020[1]	2,532	2,530
Drive Auto Receivables Trust, Series 2018-2, Class A2, 2.64% 2020[1]	31,635	31,635
Drive Auto Receivables Trust, Series 2017-3, Class B, 2.30% 2021[1]	864	862
Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36% 2021[1]	515	514
Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.51% 2021[1,7]	1,540	1,539
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 2021[1,7]	138	138
Drive Auto Receivables Trust, Series 2018-2, Class A3, 2.88% 2021[1]	15,000	15,008
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[1,7]	483	484
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[1,7]	325	326
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[1,7]	2,665	2,669
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[1,7]	489	490
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[1,7]	3,397	3,413
Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80% 2022[1]	1,130	1,127
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[1,7]	5,199	5,211
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.22% 2022[1]	23,000	23,040
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 2020[1,7]	14	14
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 2020[1,7]	1,314	1,312
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 2020[1,7]	5,646	5,632
Drivetime Auto Owner Trust, Series 2017-4A, Class A, 1.85% 2020[1,7]	17,545	17,489
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 2021[1,7]	4,100	4,096
Drivetime Auto Owner Trust, Series 2017-4A, Class B, 2.44% 2021[1,7]	500	497
Drivetime Auto Owner Trust, Series 2018-1A, Class A, 2.59% 2021[1,7]	1,282	1,280
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[1,7]	3,633	3,640
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[1,7]	2,500	2,492
Drivetime Auto Owner Trust, Series 2016-4A, Class C, 2.74% 2022[1,7]	1,000	1,000
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[1,7]	6,033	6,040
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 2022[1,7]	2,168	2,175
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[1,7]	5,431	5,424
Emerson Park CLO 2013-1A Ltd., CLO, Class A1AR, (3-month USD-LIBOR + 0.98%) 3.328% 2025[1,4,7]	3,686	3,691
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 2022[1,7]	1,989	1,980
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[1,7]	5,879	5,848
Short-Term Bond Fund of America — Page 5 of 15

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2015-1A, Class B, 2.84% 2020[1,7]	$3	$3
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96% 2021[1,7]	2,416	2,410
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[1,7]	781	777
Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21% 2021[1,7]	457	456
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 2021[1,7]	36,204	36,212
Exeter Automobile Receivables Trust, Series 2016-3A, Class B, 2.84% 2021[1,7]	1,300	1,301
Exeter Automobile Receivables Trust, Series 2015-3A, Class B, 3.59% 2021[1,7]	136	136
First Investors Auto Owner Trust, Series 2014-2A, Class B, 2.20% 2020[1,7]	149	149
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 2021[1,7]	1,534	1,528
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 2021[1,7]	3,736	3,717
First Investors Auto Owner Trust, Series 2017-3, Class A1, 2.00% 2022[1,7]	15,736	15,638
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[1,7]	12,010	11,967
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[1,7]	12,600	12,440
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[1,7]	8,375	8,138
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[1,7]	17,160	16,999
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[1]	7,420	7,323
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[1,7]	588	579
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[1,7]	1,256	1,238
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[1,7]	4,517	4,498
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2013-1A, Class A2, 1.83% 2019[1,7]	20,448	20,421
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[1,7]	11,907	11,809
Navient Student Loan Trust, Series 2015-2, Class A2, (1-month USD-LIBOR + 0.42%) 2.380% 2029[1,4]	2,358	2,362
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[1,7]	520	521
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[1,7]	1,051	1,051
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[1,7]	6,120	6,117
Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.49% 2020[1]	502	502
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 2020[1]	1,850	1,846
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[1]	231	231
Santander Drive Auto Receivables Trust, Series 2016-2, Class B, 2.08% 2021[1]	932	931
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 2021[1]	2,170	2,161
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[1]	10,333	10,331
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[1]	7,645	7,634
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[1]	5,038	5,039
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[1]	1,986	1,990
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[1]	2,170	2,160
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[1]	2,101	2,106
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 3.110% 2023[1,4]	1,148	1,145
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.360% 2025[1,4]	1,519	1,499
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 3.010% 2035[1,4,7]	2,348	2,366
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[1,7]	5,525	5,468
Symphony CLO 2013-12A Ltd., CLO, Class AR, (3-month USD-LIBOR + 1.03%) 3.378% 2025[1,4,7]	19,038	19,059
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[1,7]	7,125	7,005
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[1,7]	6,111	6,080
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[1,7]	559	553
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 2039[1,7]	2,787	2,769
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[1,7]	4,853	4,828
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[1,7]	6,722	6,886
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 2021[1,7]	14,210	14,020
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[1,7]	24,335	24,101
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[1,7]	12,913	12,734
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 2020[1,7]	4,193	4,187
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 2020[1,7]	8,678	8,649
Short-Term Bond Fund of America — Page 6 of 15

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2018-1A, Class A2A, 2.24% 2020[1,7]	$12,135	$12,103
Westlake Automobile Receivables Trust, Series 2016-3A, Class B, 2.07% 2021[1,7]	1,470	1,466
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[1,7]	19,935	19,950
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[1,7]	8,021	8,034
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[1,7]	910	907
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[1,7]	1,882	1,874
World Financial Network Credit Card Master Note Trust, Series 2016-B, Class A, 1.44% 2022[1]	4,805	4,794
World Financial Network Credit Card Master Note Trust, Series 2017-B, Class A, 1.98% 2023[1]	1,117	1,107
World Financial Network Credit Card Master Note Trust, Series 2012-D, Class A, 2.15% 2023[1]	8,355	8,319
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 2023[1]	6,632	6,657
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[1]	15,680	15,645
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[1]	153	153
		817,623
Bonds & notes of governments & government agencies outside the U.S. 10.48%
Bank Nederlandse Gemeenten NV 1.00% 2018[7]	9,000	8,967
Bank Nederlandse Gemeenten NV 1.75% 2020[7]	8,400	8,210
Belgium (Kingdom of) 1.125% 2019[7]	14,600	14,373
Council of Europe Development Bank 1.00% 2019	15,000	14,857
European Bank for Reconstruction & Development 1.75% 2019	4,000	3,956
European Bank for Reconstruction & Development 1.125% 2020	15,000	14,513
European Investment Bank 1.25% 2019	3,570	3,503
European Investment Bank 1.625% 2020	20,000	19,520
European Investment Bank 1.75% 2020	10,000	9,840
European Investment Bank 1.375% 2021	13,333	12,725
European Investment Bank 1.625% 2021	12,000	11,604
European Investment Bank 2.00% 2021	10,000	9,793
European Investment Bank 2.00% 2022	9,000	8,667
European Investment Bank 2.25% 2022	11,265	11,042
European Investment Bank 2.25% 2022	6,000	5,865
European Stability Mechanism 2.125% 2022[7]	58,324	56,594
Inter-American Development Bank 1.00% 2019	15,000	14,799
Inter-American Development Bank 1.625% 2020	13,200	12,996
Inter-American Development Bank 1.875% 2021	10,000	9,790
Inter-American Development Bank 1.75% 2022	15,000	14,384
Inter-American Development Bank 2.125% 2022	10,000	9,802
International Bank for Reconstruction and Development 1.00% 2018	5,000	4,999
International Bank for Reconstruction and Development 0.875% 2019	20,000	19,637
International Bank for Reconstruction and Development 1.125% 2019	9,000	8,824
International Bank for Reconstruction and Development 1.875% 2020	20,000	19,759
International Bank for Reconstruction and Development 1.375% 2021	12,000	11,546
International Bank for Reconstruction and Development 1.375% 2021	10,000	9,572
International Bank for Reconstruction and Development 1.625% 2022	5,000	4,798
International Development Association 2.75% 2023[7]	15,000	14,949
KfW 1.00% 2018	14,000	13,958
KfW 1.125% 2018	9,000	8,954
KfW 1.125% 2018	6,000	5,990
KfW 1.00% 2019	12,000	11,809
KfW 1.25% 2019	15,000	14,759
KfW 1.50% 2019	10,000	9,945
KfW 1.50% 2020	8,000	7,838
KfW 1.50% 2021	9,000	8,669
KfW 2.625% 2021	15,000	14,954
Kommunalbanken 1.50% 2019[7]	13,000	12,833
Oesterreichische Kontrollbank AG 1.125% 2019	10,500	10,371
Short-Term Bond Fund of America — Page 7 of 15

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Oesterreichische Kontrollbank AG 1.625% 2019	$1,000	$993
Oesterreichische Kontrollbank AG 1.50% 2020	10,500	10,208
Oesterreichische Kontrollbank AG 1.75% 2020	10,460	10,314
Oesterreichische Kontrollbank AG 2.375% 2021	2,000	1,974
Ontario (Province of) 1.625% 2019	15,000	14,929
Sweden (Kingdom of) 1.125% 2019[7]	65,000	63,825
Sweden (Kingdom of) 1.625% 2020[7]	7,400	7,280
Sweden (Kingdom of) 2.375% 2021[7]	9,000	8,933
United Kingdom 2.50% 2021[7]	22,400	22,232
		630,652
Mortgage-backed obligations 7.25% Collateralized mortgage-backed (privately originated) 3.63%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,4,7]	62,000	62,453
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.3207% 2027[1,4,5,7]	13,027	12,983
Finance of America Structured Securities Trust, Series 2017-HB1, Class M1, 2.8401% 2027[1,4,5,7]	11,700	11,612
Finance of America Structured Securities Trust, Series 2017-HB1, Class M2, 3.165% 2027[1,4,7]	500	499
Mill City Mortgage Trust, Series 2015-2, Class A1, 3.00% 2057[1,4,7]	23	23
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 2027[1,7]	4,470	4,446
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 2027[1,4,7]	6,608	6,590
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.815% 2027[1,7]	2,855	2,836
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.942% 2027[1,7]	2,605	2,602
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[1,7]	9,843	9,855
Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238% 2028[1,7]	5,977	5,992
PMT Loan Trust, Series 2013-J1, Class A6, 3.50% 2043[1,7]	1,880	1,882
Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00% 2048[1,7]	9,352	9,554
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[1,7]	6,580	6,658
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 2.760% 2050[1,4,7]	31,350	31,266
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,4,7]	18,402	18,147
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.560% 2057[1,4,7]	30,554	30,712
		218,110
Federal agency mortgage-backed obligations 3.62%
Fannie Mae 3.50% 2025[1]	867	879
Fannie Mae 4.50% 2025[1]	1,746	1,812
Fannie Mae 3.50% 2026[1]	1,619	1,642
Fannie Mae 6.00% 2038[1]	2,877	3,165
Fannie Mae 6.00% 2038[1]	1,192	1,320
Fannie Mae 6.00% 2038[1]	90	100
Fannie Mae 5.00% 2041[1]	2,968	3,187
Fannie Mae 3.50% 2047[1]	18,210	18,205
Fannie Mae 4.00% 2048[1,8]	13,230	13,497
Fannie Mae 4.50% 2048[1,8]	20,320	21,178
Fannie Mae 4.50% 2048[1,8]	5,080	5,286
Fannie Mae Pool #555538 3.60% 2033[1,4]	816	859
Fannie Mae Pool #888521 3.688% 2034[1,4]	1,394	1,472
Fannie Mae Pool #848751 3.608% 2036[1,4]	391	412
Fannie Mae Pool #AC1676 3.585% 2039[1,4]	334	353
Fannie Mae Pool #AC2106 3.59% 2039[1,4]	318	335
Fannie Mae Pool #AC6266 3.651% 2039[1,4]	494	521
Fannie Mae, Series 2015-M13, Class ASQ2, Multi Family, 1.646% 2019[1]	2,273	2,260
Freddie Mac 5.50% 2024[1]	1,637	1,677
Freddie Mac 5.50% 2034[1]	449	493
Freddie Mac 5.50% 2036[1]	286	311
Freddie Mac 3.50% 2047[1]	8,497	8,475
Short-Term Bond Fund of America — Page 8 of 15

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2048[1,8]	$900	$897
Freddie Mac Pool #782818 3.50% 2034[1,4]	738	777
Freddie Mac Pool #781228 3.689% 2034[1,4]	711	748
Freddie Mac Pool #1H2524 3.686% 2035[1,4]	2,119	2,240
Freddie Mac Pool #848365 3.523% 2036[1,4]	1,085	1,149
Freddie Mac Pool #1L1476 3.642% 2036[1,4]	971	1,025
Freddie Mac Pool #1L1292 3.65% 2036[1,4]	1,632	1,734
Freddie Mac Pool #1B4386 3.599% 2039[1,4]	285	300
Freddie Mac Pool #1B8916 3.62% 2041[1,4]	1,444	1,516
Freddie Mac Pool #760014 2.982% 2045[1,4]	3,485	3,486
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 2056[1]	17,335	16,848
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.50% 2056[1,4]	11,693	11,431
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	16,183	15,821
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[1]	13,168	13,715
Government National Mortgage Assn. 5.46% 2059[1]	122	133
Government National Mortgage Assn. 4.685% 2061[1]	306	309
Government National Mortgage Assn. 4.70% 2061[1]	1,386	1,392
Government National Mortgage Assn. 4.70% 2061[1]	227	228
Government National Mortgage Assn. 4.72% 2061[1]	96	96
Government National Mortgage Assn. 4.795% 2061[1]	63	64
Government National Mortgage Assn. 4.808% 2061[1]	118	119
Government National Mortgage Assn. 4.809% 2061[1]	82	84
Government National Mortgage Assn. 4.822% 2061[1]	256	257
Government National Mortgage Assn. 5.081% 2061[1]	486	494
Government National Mortgage Assn. 5.091% 2061[1]	949	968
Government National Mortgage Assn. 4.626% 2063[1]	727	738
Government National Mortgage Assn. 4.65% 2063[1]	723	733
Government National Mortgage Assn. 4.672% 2063[1]	640	645
Government National Mortgage Assn. 4.666% 2063[1]	305	308
Government National Mortgage Assn. 4.986% 2063[1]	278	283
Government National Mortgage Assn. 4.631% 2064[1]	706	716
Government National Mortgage Assn. 4.633% 2064[1]	704	713
Government National Mortgage Assn. 4.672% 2064[1]	711	717
Government National Mortgage Assn. 4.704% 2064[1]	1,642	1,671
Government National Mortgage Assn. 4.704% 2064[1]	653	663
Government National Mortgage Assn. 4.717% 2064[1]	673	683
Government National Mortgage Assn. 4.882% 2064[1]	191	194
Government National Mortgage Assn. 6.48% 2064[1]	114	116
Government National Mortgage Assn. 6.64% 2064[1]	538	558
Government National Mortgage Assn. 4.696% 2065[1]	349	358
Government National Mortgage Assn. Pool #AG8149 2.735% 2064[1,4]	447	453
Government National Mortgage Assn., Series 2012-H12, Class FT, (1 Year CMT Weekly Rate + 0.70%) 2.79% 2062[1,4]	2,506	2,522
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.886% 2062[1,4]	29,737	30,010
Government National Mortgage Assn., Series 2014-H08, Class FT, (1 Year CMT Weekly Rate + 0.60%) 2.69% 2064[1,4]	12,585	12,641
		217,992
Total mortgage-backed obligations		436,102
Short-Term Bond Fund of America — Page 9 of 15

unaudited
Bonds, notes & other debt instruments Municipals 1.38% California 0.39%	Principal amount (000)	Value (000)
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 2.00% 2018	$150	$151
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 3.00% 2019	225	229
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 3.00% 2020	360	370
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 4.00% 2021	405	432
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	7,200	7,135
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	14,755	14,827
		23,144
Illinois 0.38%
Fin. Auth., Taxable Rev. Ref. Bonds (Elmhurst Memorial Healthcare), Series 2013-A, 4.545% 2018	22,920	23,025
Florida 0.34%
Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.163% 2019	20,000	19,940
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	675	691
		20,631
New Jersey 0.21%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,500	12,776
Indiana 0.03%
Trustees of Indiana University, Indiana University Student Fee Rev. Ref. Bonds, Series V-1, 5.00% 2018	2,000	2,011
Ohio 0.02%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	460	475
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	565	584
		1,059
Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	575	591
		83,237
Federal agency bonds & notes 0.74%
Fannie Mae 1.00% 2019	10,000	9,911
Fannie Mae 1.75% 2019	4,000	3,960
Fannie Mae 1.75% 2019	3,000	2,976
Fannie Mae 1.625% 2020	5,000	4,936
Fannie Mae 2.00% 2022	14,415	14,092
United States Agency for International Development, Ukraine 1.471% 2021	8,820	8,473
		44,348
Total bonds, notes & other debt instruments (cost: $5,497,322,000)		5,459,131
Short-term securities 9.73%
Australia & New Zealand Banking Group, Ltd. 1.80% due 6/20/2018[7]	25,000	24,976
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.70%–1.79% due 6/1/2018–6/5/2018	70,000	69,987
Colgate-Palmolive Co. 1.73% due 6/11/2018[7]	50,000	49,973
CPPIB Capital Inc. 1.87% due 6/14/2018[7]	35,000	34,976
Federal Home Loan Bank 1.69%–1.74% due 6/19/2018–6/20/2018	75,000	74,933
Hershey Co. 1.83% due 6/18/2018[7]	25,000	24,977
Short-Term Bond Fund of America — Page 10 of 15

unaudited
Short-term securities	Principal amount (000)	Value (000)
Kimberly-Clark Corp. 1.78% due 6/6/2018[7]	$50,000	$49,985
Mizuho Funding LLC 1.73% due 6/4/2018[7]	10,000	9,998
Nordea Bank AB 1.68% due 6/1/2018[7]	54,200	54,197
Novartis Finance Corp. 1.80% due 6/12/2018[7]	20,000	19,988
Province of Alberta 2.19% due 8/1/2018[7]	50,000	49,835
U.S. Treasury Bills 1.63%–1.91% due 6/7/2018–9/6/2018	72,200	71,954
Wal-Mart Stores, Inc. 1.82% due 6/22/2018[7]	50,000	49,944
Total short-term securities (cost: $585,719,000)		585,723
Total investment securities 100.43% (cost: $6,083,041,000)		6,044,854
Other assets less liabilities (0.43)%		(25,815)
Net assets 100.00%		$6,019,039
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 5/31/2018[10] (000)	Unrealized appreciation at 5/31/2018 (000)
90 Day Euro Dollar Futures	Long	2,500	March 2021	$625,000	$606,906	$652
2 Year U.S. Treasury Note Futures	Long	6,136	October 2018	1,227,200	1,302,270	1,968
5 Year U.S. Treasury Note Futures	Long	3,258	October 2018	325,800	371,056	2,017
10 Year U.S. Treasury Note Futures	Long	1,067	September 2018	106,700	128,507	1,380
10 Year Ultra U.S. Treasury Note Futures	Long	290	September 2018	29,000	37,220	345
20 Year U.S. Treasury Bond Futures	Short	148	September 2018	(14,800)	(21,479)	8
30 Year Ultra U.S. Treasury Bond Futures	Short	1,099	September 2018	(109,900)	(175,290)	51
						$6,421
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 5/31/2018 (000)
1.8915%	U.S. EFFR	9/26/2018	$3,000,000	$(96)	$—	$(96)
1.884%	U.S. EFFR	9/26/2018	6,600,000	(287)	—	(287)
3-month USD-LIBOR	1.209%	3/18/2019	100,000	978	—	978
U.S. EFFR	2.19%	3/29/2020	34,600	35	—	35
U.S. EFFR	2.2025%	3/29/2020	34,800	28	—	28
U.S. EFFR	2.165%	4/3/2020	142,300	214	—	214
U.S. EFFR	2.174%	4/4/2020	182,020	250	—	250
2.5725%	3-month USD-LIBOR	4/4/2020	238,976	(369)	—	(369)
U.S. EFFR	2.19%	4/6/2020	278,700	301	—	301
2.599%	3-month USD-LIBOR	4/6/2020	158,200	(171)	—	(171)
2.7435%	3-month USD-LIBOR	2/16/2023	114,000	(249)	—	(249)
2.7365%	3-month USD-LIBOR	2/20/2023	114,000	(287)	—	(287)
2.5815%	U.S. EFFR	5/25/2023	227,000	1,945	—	1,945
2.8775%	3-month USD-LIBOR	3/23/2025	83,200	292	—	292
3-month USD-LIBOR	2.2365%	9/2/2025	50	2	—	2
3-month USD-LIBOR	1.743%	2/8/2026	75,000	5,735	—	5,735
3-month USD-LIBOR	1.623%	5/19/2026	30,000	2,630	—	2,630
3-month USD-LIBOR	2.2197%	4/19/2027	82,500	4,172	—	4,172
Short-Term Bond Fund of America — Page 11 of 15

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 5/31/2018 (000)
3-month USD-LIBOR	2.214%	4/19/2027	$17,500	$893	$—	$893
3-month USD-LIBOR	2.298%	5/3/2027	25,200	1,124	—	1,124
3-month USD-LIBOR	2.31934%	11/17/2027	61,500	2,824	—	2,824
3-month USD-LIBOR	2.31613%	11/17/2027	57,500	2,656	—	2,656
2.925%	3-month USD-LIBOR	2/1/2028	36,000	(40)	—	(40)
2.91%	3-month USD-LIBOR	2/1/2028	45,000	(79)	—	(79)
2.908%	3-month USD-LIBOR	2/1/2028	45,000	(82)	—	(82)
2.92%	3-month USD-LIBOR	2/2/2028	34,000	(45)	—	(45)
U.S. EFFR	2.471%	3/27/2028	31,600	(43)	—	(43)
U.S. EFFR	2.4575%	3/29/2028	37,386	(7)	—	(7)
U.S. EFFR	2.424%	3/30/2028	31,630	87	—	87
U.S. EFFR	2.412%	4/5/2028	14,384	55	—	55
3-month USD-LIBOR	2.9625%	2/1/2038	27,100	88	—	88
3-month USD-LIBOR	2.963%	2/1/2038	27,100	88	—	88
3-month USD-LIBOR	2.986%	2/1/2038	21,800	36	—	36
3-month USD-LIBOR	2.967%	2/2/2038	21,000	62	—	62
3-month USD-LIBOR	2.96%	2/15/2048	12,800	(155)	—	(155)
U.S. EFFR	2.505%	3/22/2048	12,300	(212)	—	(212)
U.S. EFFR	2.51375%	3/22/2048	13,700	(262)	—	(262)
3-month USD-LIBOR	3.006%	3/23/2048	18,701	(412)	—	(412)
2.945%	3-month USD-LIBOR	3/27/2048	3,500	32	—	32
U.S. EFFR	2.493%	3/27/2048	3,500	(51)	—	(51)
U.S. EFFR	2.43625%	4/19/2048	30,000	(83)	—	(83)
3-month USD-LIBOR	3.016%	5/9/2048	6,799	(164)	—	(164)
3-month USD-LIBOR	3.003%	5/9/2048	27,200	(582)	—	(582)
3.06%	3-month USD-LIBOR	5/11/2048	11,400	381	—	381
3.029%	3-month USD-LIBOR	5/14/2048	10,600	285	—	285
U.S. EFFR	2.625%	5/25/2048	51,000	(2,193)	—	(2,193)
U.S. EFFR	2.445%	6/4/2048	12,600	(59)	—	(59)
					$—	$19,265

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $37,070,000, which represented .62% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Coupon rate may change periodically.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $25,346,000, which represented .42% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,457,809,000, which represented 24.22% of the net assets of the fund.
[8]	Purchased on a TBA basis.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
Short-Term Bond Fund of America — Page 12 of 15

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $2,411,957,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps were $14,572,837,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Short-Term Bond Fund of America — Page 13 of 15

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$2,312,986	$—	$2,312,986
Corporate bonds & notes	—	1,133,432	751	1,134,183
Asset-backed obligations	—	817,623	—	817,623
Bonds & notes of governments & government agencies outside the U.S.	—	630,652	—	630,652
Mortgage-backed obligations	—	436,102	—	436,102
Municipals	—	83,237	—	83,237
Federal agency bonds & notes	—	44,348	—	44,348
Short-term securities	—	585,723	—	585,723
Total	$—	$6,044,103	$751	$6,044,854

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6,421	$—	$—	$6,421
Unrealized appreciation on interest rate swaps	—	25,193	—	25,193
Liabilities:
Unrealized depreciation on interest rate swaps	—	(5,928)	—	(5,928)
Total	$6,421	$19,265	$—	$25,686
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Short-Term Bond Fund of America — Page 14 of 15

unaudited
Key to abbreviations and symbol
Agcy. = Agency
Auth. = Authority
CLO = Collateralized Loan Obligations
CMT = Constant Maturity Treasury
Dev. = Development
Econ. = Economic
EFFR = Federal Funds Effective Rate
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-048-0718O-S66034	Short-Term Bond Fund of America — Page 15 of 15

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: July 27, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 27, 2018